Leasing arrangements - leasee (Tables)	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Summary of carrying amount of right-of-use assets and the depreciation expenses
b)
The carrying amount of right-of-use assets and the depreciation expenses are as follows:

	Carrying amount
	December 31, 2024	December 31, 2025
	NT$000	NT$000
Land	734,958	701,638
Buildings	13,458	25,255
Machinery and equipment	260,375	60,985
Others	17,800	35,433
	1,026,591	823,311

	Depreciation expenses
	Year ended December 31,
	2023	2024	2025
	NT$000	NT$000	NT$000
Land	21,524	24,248	26,215
Buildings	11,738	12,195	12,255
Machinery and equipment	245,304	261,383	199,391
Others	2,461	5,468	15,635
	281,027	303,294	253,496

Summary of profit and loss accounts relating to lease contracts
d)
The information on profit or loss accounts relating to lease contracts is as follows:

	Year ended December 31,
	2023	2024	2025
	NT$000	NT$000	NT$000
Items affecting profit or loss
Interest expense on lease liabilities	18,757	19,902	19,052
Expense on short-term lease contracts	55,944	140,029	208,000